First time adoption of IFRS (Tables)	6 Months Ended
Jun. 30, 2023
First time adoption of IFRS
Schedule of reconciliation of statement of financial position

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Assets
Current assets
Cash and cash equivalents		955	—	955
Prepayments and other current assets		340	—	340
Total current assets		1,295	—	1,295

Non-current assets
Investments		265,156	—	265,156
Prepayments and other non-current assets		187	—	187
Total non-current assets		265,343	—	265,343

Total assets		266,638	—	266,638

Liabilities
Current liabilities
Trade and other payables		604	—	604
Total current liabilities		604	—	604

Non-current liabilities
Derivative financial liability		8,440	—	8,440
Other financial liabilities	(A), (B)	—	253,530	253,530
Deferred underwriting discount		9,280	(9,280)	—
Total non-current liabilities		17,720	244,250	261,970

Total liabilities		18,324	244,250	262,574

Net assets/(deficit)		248,314	(244,250)	4,064

Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value $10.00 per share as of 31 December 2021	(A), (B)	265,148	(265,148)	—

Equity
Ordinary shares		1		1
Additional paid-in capital	(A), (B)	—	24	24
(Accumulated deficit)/retained earnings	(A), (B)	(16,835)	20,874	4,039
Total equity		(16,834)	20,898	4,064

Total liabilities, class A ordinary shares subject to possible redemption, and equity		266,638	—	266,638

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Assets
Current assets
Cash and cash equivalents		42	—	42
Trade and other receivables		53	—	53
Prepayments and other current assets		201	—	201
Total current assets		296	—	296

Non-current assets
Investments		268,909	—	268,909
Prepayments and other non-current assets		986	—	986
Total non-current assets		269,895	—	269,895

Total assets		270,191	—	270,191

Liabilities
Current liabilities
Trade and other payables		927	—	927
Loans and borrowings		786	—	786
Other financial liabilities		—	16,519	16,519
Deferred liabilities		7,239	(7,239)	—
Deferred underwriting discount		9,280	(9,280)	—
Total current liabilities		18,232	—	18,232

Non-current liabilities
Derivative financial liability		7,443	—	7,443
Other financial liabilities	(A), (B)	—	264,477	264,477
Total non-current liabilities		7,443	264,477	271,920

Total liabilities		25,675	264,477	290,152

Net assets/(deficit)		244,516	(264,477)	(19,961)

Class A ordinary shares subject to possible redemption, 26,514,780 shares at redemption value of $10.14 per share as of 31 December 2022	(A), (B)	268,909	(268,909)	—

Equity
Ordinary shares		1	—	1
Additional paid-in capital	(A), (B)	—	969	969
Accumulated deficit	(A), (B)	(24,394)	3,463	(20,931)
Total equity		(24,393)	4,432	(19,961)

Total liabilities, class A ordinary shares subject to possible redemption, and equity		270,191	—	270,191

Schedule of reconciliation of net (loss) income for the period

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Administrative expenses		—	(9,971)	(9,971)
Operating and formation costs		(2,117)	2,117	—
Acquisition costs		(7,625)	7,625	—
Stock compensation expense		(224)	224	—
Loss from operations		(9,966)	(5)	(9,971)

Finance income		3,753	—	3,753
Finance costs	(A), (B)	—	(20,234)	(20,234)
Net change in fair value of financial instruments		—	1,484	1,484
Change in fair value of warrants		1,477	(1,477)	—
Change in fair value of conversion option		7	(7)	—
Amortization of discount on convertible promissory note		(8)	8	—
Bank fee		(5)	5	—
Net finance costs		5,224	(20,221)	(14,997)

Net loss		(4,742)	(20,226)	(24,968)

			Effect of
			transition to
US$ thousand	Notes	US GAAP	IFRS	IFRS*
Administrative expenses		—	(3,027)	(3,027)
Operating and formation costs		(3,024)	3,024	—
Loss from operations		(3,024)	(3)	(3,027)

Finance income		365	—	365
Finance costs	(A), (B)	—	(9,838)	(9,838)
Net change in fair value of financial instruments		—	733	733
Change in fair value of warrants		726	(726)	—
Change in fair value of conversion option		7	(7)	—
Amortization of discount on convertible promissory note		(8)	8	—
Bank fee		(3)	3	—
Net finance costs		1,087	(9,827)	(8,740)

Net loss		(1,937)	(9,830)	(11,767)
*

Where necessary, comparative information presented under US GAAP has been reclassified or re-presented to achieve consistency in disclosures with the current period amounts and other disclosures under IFRS.